UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRULX U.S. Large-Cap Core Fund –!
PAULX U.S. Large-Cap Core Fund–
Advisor Class
RCLIX U.S. Large-Cap Core
Fund–I  Class
TRZLX U.S. Large-Cap Core
Fund–Z Class

T. ROWE PRICE U.S. Large-Cap Core Fund
HIGHLIGHTS
The U.S. Large-Cap Core Fund underperformed its benchmark, the S&P 500
Index, and its Lipper peer group for the 12 months ended December 31, 2023.
An overweight exposure and stock selection in consumer staples and security choices in information technology detracted from relative performance. On a positive note, energy supported results due to an underweight allocation to the sector.
Our largest allocations were in the information technology, health care, and financials sectors—accounting for more than half of the portfolio.
Moving forward, we aim to skew the portfolio toward a more defensive posture while opportunistically adding to cyclicality when attractive entry points present themselves.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE U.S. Large-Cap Core Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE U.S. Large-Cap Core Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. Large-Cap Core Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The U.S. Large-Cap Core
Fund returned 22.60%
in the 12 months ended
December 31, 2023. The
fund underperformed its
benchmark, the S&P 500
Index, which returned
26.29%, and its peer group,
the Lipper Large-Cap Core
Funds Index. (Returns for
the Advisor, I, and Z Class
shares varied, reflecting their
different fee structures. Past
performance cannot guarantee
future results . )
What factors influenced the
fund’s performance?
Consumer staples weighed on results the most due to an overweight allocation and adverse stock selection. Our position in Dollar General detracted, with shares recording a double-digit loss as the discount retailer contended with compressing margins, weak sales growth, and growing competition from
e-commerce and larger retailers. Negative sentiment pressured shares after management predicted tighter consumer spending, as shoppers shift to purchasing essentials over general merchandise, and ongoing shoplifting-
related headwinds going into 2024. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our security selection in information technology also detracted. Here, our underweight exposure to NVIDIA earlier in the year hurt, as shares of the leading chipmaker traded sharply higher following consecutive robust quarterly reports and impressive guidance that reflected improved visibility around future demand for advanced graphics processing units (GPUs)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
U.S. Large-Cap Core
Fund –
.
9.72% 22.60%
U.S. Large-Cap Core
Fund–
.
Advisor  Class 9.53 22.23
U.S. Large-Cap Core
Fund–
.
I  Class 9.75 22.66
U.S. Large-Cap Core
Fund–
.
Z  Class 10.07 23.40
S&P 500 Index 8.04 26.29
Lipper Large-Cap Core
Funds Index 8.67 24.65

T. ROWE PRICE U.S. Large-Cap Core Fund

that are critical for the buildout of artificial intelligence infrastructure. We added to our position in the name midyear. Our holding in design software company Autodesk hindered as management offered guidance that fell short of expectations during the year.
In communication services, an underweight allocation and stock choices held back relative performance. Particularly, not owning Meta Platforms was a hindrance, as shares rose higher over the year, driven by the tech giant’s continued focus on cost discipline, a rebound in digital ad spending, and improving monetization trends within short-form video.
Turning to contributors, our underweight exposure to energy supported relative results the most. The sector lagged as crude oil prices fell from highs earlier in 2023 amid global economic uncertainties and abundant inventories.
Gasoline prices also reached their lowest levels of 2023 on relatively weak seasonal demand due to warmer weather and increased production.
Despite an unfavorable overweight, our stock selection within health care was beneficial. Cencora (formerly, AmerisourceBergen) added value owing to strong U.S. drug distribution trends. Following disappointing first-quarter results, the company subsequently reported growth in its U.S. and international health care solutions segments and, later in the year, increased quarterly sales driven by demand for specialty products and diabetes and weight loss drugs.
Our positions in Vertex Pharmaceuticals and Regeneron Pharmaceuticals,
both recording double-digit returns, were also among the leading relative contributors within the sector.

T. ROWE PRICE U.S. Large-Cap Core Fund

How is the fund positioned?
The fund’s largest allocations
were in the information
technology (IT), health care,
and financials sectors. Within
IT, we focused on innovative
business models that can take
advantage of transformational
change, favoring companies
with durable business
models that address large
and growing markets. Our
largest industry exposure
is in semiconductors and
semiconductor equipment.
In health care, we value
companies that offer
relatively stable growth
potential or that are well
positioned to take advantage
of long-term trends by
offering highly innovative
products. Our largest
allocations in the sector are to the health care providers and services industry.
Within the financials sector, we tend to prefer names with solid balance sheets and diversified revenue streams that are trading at attractive relative valuations.
Insurance is our largest industry allocation within the sector.
The fund’s top five holdings in the portfolio are Microsoft, Apple, Amazon.com,
NVIDIA, and Alphabet. We think Microsoft’s broad-based success in cloud computing, most notably with Office 365 and Azure, and its early leadership in artificial technology have positioned it well for durably fast revenue and free cash flow growth. Apple is a top holding as we believe its ability to compound earnings are underappreciated by the market; however, we remain cognizant of the impact a recession may have on the consumer hardware company. We think Amazon.com’s e-commerce, AWS, and advertising businesses are levered to durable secular growth themes, are attacking huge addressable markets, and have plenty of runway left for growth. The multinational tech company’s profit reinvestment into other segments like devices and video should also bode well for future growth. We are attracted to NVIDIA’s state-of-the-art graphic
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology   29.4% 27.4%
Health Care   16.6 14.4
Financials   13.2 12.9
Industrials and Business
Services   12.0 11.9
Consumer Discretionary   8.0 9.5
Consumer Staples   9.2 8.6
Communication Services   5.2 5.5
Energy   2.7 5.1
Materials   0.9 1.8
Real Estate   0.9 1.7
Utilities   1.5 0.9
Other and Reserves   0.4 0.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE U.S. Large-Cap Core Fund

processing units, which, combined with its embedded software intellectual property, have created an expanding moat that should allow the company to continue to innovate and grow earnings. Finally, we appreciate Alphabet’s scale advantages and exposure to secular growth trends.
During the period, we initiated positions in Honeywell International, a global diversified industrial company whose organic growth should stabilize and reaccelerate, despite the market’s focus on recent warehouse automation sales weakness, and whose idiosyncratic advantages should provide additional support to earnings growth in the coming years. We also started a position in oil field services companies Halliburton, which has a market-leading North
America franchise and an international and offshore business we believed is undervalued, and Schlumberger, whose potential to benefit from the current international capital expenditure cycle, which should continue for the next several years, was attractive. We purchased into global aerospace and defense company General Dynamics as we were optimistic about its ability to potentially deliver strong near- to medium-term returns on revenue growth in defense segments augmented by a cyclical upturn in aerospace. Rising global defense budgets should also prove beneficial.
Turning to sales, we eliminated Broadcom, a manufacturer of semiconductor and infrastructure software products, to redeploy assets into other opportunities we believe have more attractive risk/reward algorithms. We also exited our position in property and casualty (P&C) insurer Chubb to capture gains from a relatively strong run due to a P&C upcycle. We divested our positions in electric and gas utility Ameren and vertically integrated utility
Southern Company in an effort to substantially reduce our utilities exposure to strategically invest in more cyclical names as compelling opportunities arose.
Finally, we exited our position in Regeneron Pharmaceuticals as we felt that the increasingly competitive environment around one of its flagship drugs made the biotechnology company a less attractive investment.
What is portfolio management’s outlook?
The current environment resembles that of the 1960s, a time of big government spending, rising wages, and supply chain issues. Hopes of a soft landing grew in the fourth quarter, boosting market sentiment and returns. In our view, the odds of a recession in the near term have decreased; however, the likelihood of a soft landing also remains low. Should the Federal Reserve ease monetary policy too prematurely, the risk of a return to inflation increases.

T. ROWE PRICE U.S. Large-Cap Core Fund

Moving forward, we aim to continue to skew the portfolio toward a more defensive posture while opportunistically adding to cyclicality when attractive entry points present themselves. As a result, the portfolio beta should trend upward modestly over time. As always, we remain committed to identifying fundamentally sound, higher-quality companies that possess attractive risk-
adjusted return algorithms.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE U.S. Large-Cap Core Fund

RISKS OF STOCK INVESTING
As with all stock and bond mutual funds, a fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Funds investing in stocks with a dividend orientation may have somewhat lower potential for price appreciation than those concentrating on rapidly growing firms. Also, a company may reduce or eliminate its dividend.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

T. ROWE PRICE U.S. Large-Cap Core Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 8.2%
Apple 5.0
Amazon.com 4.2
NVIDIA 3.9
Alphabet 3.2
Visa 2.7
Thermo Fisher Scientific 2.0
JPMorgan Chase 1.7
UnitedHealth Group 1.7
Applied Materials 1.6
KLA 1.5
Honeywell International 1.4
CSX 1.4
Elevance Health 1.4
Merck 1.4
General Dynamics 1.4
Cencora 1.3
Mondelez International 1.3
Cummins 1.3
Procter & Gamble 1.3
Micron Technology 1.3
Netflix 1.3
Amphenol 1.3
Bank of America 1.3
Eli Lilly and Co 1.2
Total 54.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. LARGE-CAP CORE FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE U.S. Large-Cap Core Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Large-Cap Core
Fund –
.
22.60% 14.36% 11.48% – –
U.S. Large-Cap Core
Fund–
.
Advisor  Class 22.23 14.02 11.19 – –
U.S. Large-Cap Core
Fund–
.
I  Class 22.66 14.48 – 12.59% 11/29/16
U.S. Large-Cap Core
Fund–
.
Z  Class 23.40 – – 21.48 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
I , and
0.04
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. When assessing performance, investors should consider both short-
and long-term returns.

T. ROWE PRICE U.S. Large-Cap Core Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
U.S. Large-Cap Core Fund 0.70%
U.S. Large-Cap Core Fund–Advisor Class 0.97
U.S. Large-Cap Core Fund–I Class 0.58
U.S. Large-Cap Core Fund–Z Class 0.55
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE U.S. Large-Cap Core Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
U.S. LARGE-CAP CORE FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,097.20 $3.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.98   3.26
Advisor Class
Actual   1,000.00   1,095.30   5.12
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.32   4.94
I Class
Actual   1,000.00   1,097.50   3.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.28   2.96
Z Class
Actual   1,000.00   1,100.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.97%, the
3
I Class was 0.58%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 29.21 $ 35.84 $ 30.66 $ 26.76 $ 21.41
Investment activities
Net investment income
(1)(2)
0.25 0.17 0.18 0.25 0.29
Net realized and unrealized gain/
loss 6.35 (5.56) 7.61 3.91 6.01
Total from investment activities 6.60 (5.39) 7.79 4.16 6.30
Distributions
Net investment income (0.16) (0.06) (0.17) (0.12) (0.29)
Net realized gain — (1.18) (2.44) (0.14) (0.66)
Total distributions (0.16) (1.24) (2.61) (0.26) (0.95)
NET ASSET VALUE
End of period $ 35.65 $ 29.21 $ 35.84 $ 30.66 $ 26.76
Ratios/Supplemental Data
Total return
(2)(3)
22.60% (15.16)% 25.65% 15.58% 29.50%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.70% 0.65% 0.73% 0.74%
Net expenses after waivers/
payments by Price Associates 0.64% 0.64% 0.64% 0.73% 0.74%
Net investment income 0.78% 0.53% 0.51% 0.95% 1.16%
Portfolio turnover rate 57.1% 90.6% 47.9% 67.9% 58.4%
Net assets, end of period (in
thousands) $1,810,992 $1,534,799 $3,187,237 $575,729 $552,111
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 29.23 $ 35.91 $ 30.69 $ 26.79 $ 21.42
Investment activities
Net investment income
(1)(2)
0.15 0.07 0.07 0.18 0.22
Net realized and unrealized gain/
loss 6.35 (5.57) 7.61 3.90 6.01
Total from investment activities 6.50 (5.50) 7.68 4.08 6.23
Distributions
Net investment income (0.06) — (0.02) (0.04) (0.20)
Net realized gain — (1.18) (2.44) (0.14) (0.66)
Total distributions (0.06) (1.18) (2.46) (0.18) (0.86)
NET ASSET VALUE
End of period $ 35.67 $ 29.23 $ 35.91 $ 30.69 $ 26.79
Ratios/Supplemental Data
Total return
(2)(3)
22.23% (15.44)% 25.25% 15.25% 29.16%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.95% 0.97% 0.97% 1.01% 1.02%
Net expenses after waivers/
payments by Price Associates 0.95% 0.97% 0.97% 1.01% 1.02%
Net investment income 0.46% 0.21% 0.21% 0.67% 0.89%
Portfolio turnover rate 57.1% 90.6% 47.9% 67.9% 58.4%
Net assets, end of period (in
thousands) $12,892 $9,574 $12,728 $11,850 $13,321
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 29.16 $ 35.85 $ 30.69 $ 26.78 $ 21.42
Investment activities
Net investment income
(1)(2)
0.27 0.21 0.21 0.29 0.33
Net realized and unrealized gain/
loss 6.34 (5.57) 7.60 3.92 6.02
Total from investment activities 6.61 (5.36) 7.81 4.21 6.35
Distributions
Net investment income (0.18) (0.15) (0.21) (0.16) (0.33)
Net realized gain — (1.18) (2.44) (0.14) (0.66)
Total distributions (0.18) (1.33) (2.65) (0.30) (0.99)
NET ASSET VALUE
End of period $ 35.59 $ 29.16 $ 35.85 $ 30.69 $ 26.78
Ratios/Supplemental Data
Total return
(2)(3)
22.66% (15.08)% 25.69% 15.76% 29.73%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.58% 0.58% 0.57% 0.59% 0.60%
Net expenses after waivers/
payments by Price Associates 0.58% 0.58% 0.57% 0.58% 0.59%
Net investment income 0.84% 0.69% 0.59% 1.09% 1.30%
Portfolio turnover rate 57.1% 90.6% 47.9% 67.9% 58.4%
Net assets, end of period (in
thousands) $1,677,656 $1,469,403 $327,420 $67,542 $54,272
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 29.24 $ 35.90 $ 30.66 $ 19.80
Investment activities
Net investment income
(2)(3)
0.46 0.39 0.41 0.36
Net realized and unrealized gain/loss 6.38 (5.58) 7.62 10.93
Total from investment activities 6.84 (5.19) 8.03 11.29
Distributions
Net investment income (0.35) (0.29) (0.35) (0.29)
Net realized gain — (1.18) (2.44) (0.14)
Total distributions (0.35) (1.47) (2.79) (0.43)
NET ASSET VALUE
End of period $ 35.73 $ 29.24 $ 35.90 $ 30.66
Ratios/Supplemental Data
Total return
(3)(4)
23.40% (14.62)% 26.45% 57.09%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.55% 0.55% 0.55% 0.56%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.42% 1.27% 1.16% 1.62%
(5)
Portfolio turnover rate 57.1% 90.6% 47.9% 67.9%
Net assets, end of period (in millions) $12,479 $5,641 $3,083 $1,485
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 5.5%
Entertainment 1.3%
Netflix (1) 420,941 204,948
204,948
Interactive Media & Services 3.2%
Alphabet, Class C  (1) 3,604,466 507,977
507,977
Wireless Telecommunication Services 1.0%
T-Mobile U.S.  1,024,986 164,336
164,336
Total Communication Services 877,261
CONSUMER DISCRETIONARY 9.5%
Broadline Retail 4.2%
Amazon.com (1) 4,382,750 665,915
665,915
Hotels, Restaurants & Leisure 2.9%
Booking Holdings  (1) 43,472 154,205
Hilton Worldwide Holdings  722,589 131,576
McDonald's  585,239 173,529
459,310
Specialty Retail 2.4%
O'Reilly Automotive  (1) 134,726 128,001
Tractor Supply  588,450 126,534
Ulta Beauty  (1) 273,338 133,933
388,468
Total Consumer Discretionary 1,513,693
CONSUMER STAPLES 8.6%
Beverages 1.3%
Coca-Cola  3,179,363 187,360
Keurig Dr Pepper  726,000 24,190
211,550
Consumer Staples Distribution & Retail 2.0%
Target  927,958 132,160
Walmart  1,137,696 179,358
311,518
Food Products 2.1%
Kraft Heinz  3,244,676 119,988

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Mondelez International, Class A  2,972,023 215,264
335,252
Household Products 2.4%
Colgate-Palmolive  2,255,872 179,815
Procter & Gamble  1,413,005 207,062
386,877
Personal Care Products 0.8%
Kenvue  5,643,076 121,495
121,495
Total Consumer Staples 1,366,692
ENERGY 5.1%
Energy Equipment & Services 2.4%
Halliburton  5,208,149 188,275
Schlumberger  3,769,314 196,155
384,430
Oil, Gas & Consumable Fuels 2.7%
Diamondback Energy  838,267 129,998
EQT  4,325,508 167,224
Williams  3,999,527 139,304
436,526
Total Energy 820,956
FINANCIALS 12.9%
Banks 3.0%
Bank of America  5,980,229 201,354
JPMorgan Chase  1,630,199 277,297
478,651
Capital Markets 2.6%
Cboe Global Markets  644,416 115,067
Goldman Sachs Group  389,839 150,388
LPL Financial Holdings  667,856 152,017
417,472
Financial Services 2.7%
Visa, Class A  1,650,858 429,801
429,801
Insurance 4.6%
Allstate  926,775 129,730
Marsh & McLennan  790,061 149,693
MetLife  2,238,102 148,006
Progressive  1,189,669 189,490

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Travelers  617,736 117,673
734,592
Total Financials 2,060,516
HEALTH CARE 14.4%
Biotechnology 1.8%
Amgen  447,024 128,752
Vertex Pharmaceuticals  (1) 408,121 166,060
294,812
Health Care Equipment & Supplies 0.7%
STERIS  511,065 112,358
112,358
Health Care Providers & Services 6.4%
Cencora  1,049,001 215,444
Elevance Health  473,998 223,518
Molina Healthcare  (1) 470,900 170,141
Quest Diagnostics  1,059,894 146,138
UnitedHealth Group  507,125 266,986
1,022,227
Life Sciences Tools & Services 2.9%
Agilent Technologies  1,010,009 140,422
Thermo Fisher Scientific  617,101 327,551
467,973
Pharmaceuticals 2.6%
Eli Lilly  341,702 199,185
Merck  1,991,543 217,118
416,303
Total Health Care 2,313,673
INDUSTRIALS & BUSINESS SERVICES 11.9%
Aerospace & Defense 1.4%
General Dynamics  830,900 215,760
215,760
Building Products 0.8%
Carrier Global  2,162,834 124,255
124,255
Electrical Equipment 1.1%
AMETEK  1,071,811 176,731
176,731
Ground Transportation 2.3%
CSX  6,478,620 224,614

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  335,454 135,969
360,583
Industrial Conglomerates 1.4%
Honeywell International  1,095,463 229,730
229,730
Machinery 3.1%
Cummins  888,474 212,852
IDEX  566,336 122,957
Westinghouse Air Brake Technologies  1,225,941 155,572
491,381
Professional Services 1.8%
Booz Allen Hamilton Holding  1,122,613 143,593
Broadridge Financial Solutions  715,100 147,132
290,725
Total Industrials & Business Services 1,889,165
INFORMATION TECHNOLOGY 27.4%
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A  2,040,712 202,296
TE Connectivity  56,340 7,916
210,212
IT Services 0.8%
Accenture, Class A  347,688 122,007
122,007
Semiconductors & Semiconductor Equipment 11.1%
Analog Devices  859,939 170,750
Applied Materials  1,566,918 253,950
KLA  407,418 236,832
Micron Technology  2,424,622 206,917
NVIDIA  1,242,597 615,359
NXP Semiconductors  610,879 140,307
QUALCOMM  1,077,850 155,889
1,780,004
Software 9.2%
Cadence Design Systems  (1) 555,115 151,197
Microsoft  3,490,398 1,312,529
1,463,726
Technology Hardware, Storage & Peripherals 5.0%
Apple  4,174,038 803,628
803,628
Total Information Technology 4,379,577

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 1.8%
Chemicals 1.0%
Linde  381,124 156,531
156,531
Metals & Mining 0.8%
Southern Copper  1,473,462 126,821
126,821
Total Materials 283,352
REAL ESTATE 1.7%
Residential Real Estate Investment Trusts 0.7%
Equity LifeStyle Properties, REIT  1,630,153 114,991
114,991
Specialized Real Estate Investment Trusts 1.0%
Public Storage, REIT  520,828 158,853
158,853
Total Real Estate 273,844
UTILITIES 0.9%
Electric Utilities 0.9%
Constellation Energy  1,218,876 142,474
Total Utilities 142,474
Total Common Stocks (Cost $13,055,968) 15,921,203
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(3) 103,747,333 103,747
Total Short-Term Investments (Cost $103,747) 103,747
Total Investments in Securities
100.3% of Net Assets
(Cost $13,159,715) $ 16,024,950
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 3,647++
Totals $ —# $ — $ 3,647+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 21,404  ¤   ¤ $ 103,747
Total $ 103,747^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $3,647 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $103,747.

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $13,159,715) $ 16,024,950
Receivable for investment securities sold 26,768
Dividends receivable 8,586
Due from affiliates 5,470
Receivable for shares sold 1,421
Other assets 78
Total assets 16,067,273
Liabilities
Payable for shares redeemed 54,709
Payable for investment securities purchased 24,195
Investment management fees payable 7,130
Payable to directors 12
Other liabilities 890
Total liabilities 86,936
NET ASSETS $ 15,980,337

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,807,076
Paid-in capital applicable to 447,606,301 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 13,173,261
NET ASSETS $ 15,980,337
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,810,992; Shares outstanding: 50,805,124) $ 35.65
Advisor Class
(Net assets: $12,892; Shares outstanding: 361,457) $ 35.67
I Class
(Net assets: $1,677,656; Shares outstanding: 47,143,657) $ 35.59
Z Class
(Net assets: $12,478,797; Shares outstanding:
349,296,063) $ 35.73

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $226) $ 163,455
Securities lending 850
Other 17
Total income 164,322
Expenses
Investment management 61,857
Shareholder servicing
Investor Class $ 2,300
Advisor Class 17
I Class 461 2,778
Rule 12b-1 fees
Advisor Class 26
Prospectus and shareholder reports
Investor Class 55
Advisor Class 1
I Class 5
Z Class 5 66
Registration 802
Custody and accounting 360
Directors 39
Proxy and annual meeting 28
Legal and audit 28
Miscellaneous 31
Waived / paid by Price Associates (46,889)
Total expenses 19,126
Net investment income 145,196

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain on securities 108,974
Change in net unrealized gain / loss on securities 2,292,064
Net realized and unrealized gain / loss 2,401,038
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,546,234

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 145,196 $ 66,540
Net realized gain 108,974 336,283
Change in net unrealized gain / loss 2,292,064 (1,430,049)
Increase (decrease) in net assets from operations 2,546,234 (1,027,226)
Distributions to shareholders
Net earnings
Investor Class (8,352) (63,424)
Advisor Class (19) (376)
I Class (8,244) (64,886)
Z Class (120,201) (271,211)
Decrease in net assets from distributions (136,816) (399,897)
Capital share transactions
*
Shares sold
Investor Class 206,210 238,346
Advisor Class 2,575 2,230
I Class 168,319 1,350,552
Z Class 5,459,609 3,389,556
Distributions reinvested
Investor Class 8,039 61,556
Advisor Class 18 353
I Class 7,808 62,189
Z Class 120,201 271,211
Shares redeemed
Investor Class (268,365) (1,444,728)
Advisor Class (1,426) (3,430)
I Class (266,921) (107,135)
Z Class (519,888) (349,291)
Increase in net assets from capital share transactions 4,916,179 3,471,409

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase during period 7,325,597 2,044,286
Beginning of period 8,654,740 6,610,454
End of period $ 15,980,337 $ 8,654,740
*Share information (000s)
Shares sold
Investor Class 6,288 7,490
Advisor Class 77 70
I Class 5,252 42,692
Z Class 168,822 109,285
Distributions reinvested
Investor Class 229 2,023
Advisor Class 1 12
I Class 222 2,047
Z Class 3,411 8,904
Shares redeemed
Investor Class (8,256) (45,909)
Advisor Class (45) (108)
I Class (8,728) (3,473)
Z Class (15,835) (11,170)
Increase in shares outstanding 151,438 111,863

T. ROWE PRICE U.S. Large-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. The fund has four classes of shares: the U.S. Large-Cap Core Fund (Investor Class), the U.S. Large-
Cap Core Fund–Advisor Class (Advisor Class), the U.S. Large-Cap Core Fund–I Class
(I Class) and the U.S. Large-Cap Core Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price
Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved
Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor,
I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a

T. ROWE PRICE U.S. Large-Cap Core Fund

return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$89,169,000 of net gain on $283,842,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE U.S. Large-Cap Core Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs

T. ROWE PRICE U.S. Large-Cap Core Fund

are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Large-Cap Core Fund

Valuation Inputs   On December 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $11,732,972,000 and $6,580,081,000, respectively, for the year ended December 31, 2023.

T. ROWE PRICE U.S. Large-Cap Core Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 136,816 $ 63,390
Long-term capital gain — 336,507
Total distributions $ 136,816 $ 399,897
($000s)
Cost of investments $ 13,207,390
Unrealized appreciation $ 2,910,126
Unrealized depreciation (92,566)
Net unrealized appreciation (depreciation) $ 2,817,560

T. ROWE PRICE U.S. Large-Cap Core Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets,
($000s)
Net unrealized appreciation (depreciation) $ 2,817,560
Loss carryforwards and deferrals (10,484)
Total distributable earnings (loss) $ 2,807,076

T. ROWE PRICE U.S. Large-Cap Core Fund

and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to June 1, 2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This

T. ROWE PRICE U.S. Large-Cap Core Fund

fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,276,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $1,549,000 for T. Rowe Price Services, Inc.; and
$192,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.64% 1.13% 0.05% 0.00%
Expense limitation date 04/30/25 04/30/25 04/30/25 N/A
(Waived)/repaid during the
period ($000s) $(826) $— $—
(1)
$(46,063)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE U.S. Large-Cap Core Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $125,000 for shareholder servicing costs related to the college savings plans, of which $56,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, approximately
14% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE U.S. Large-Cap Core Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $363,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. Large-Cap Core Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price U.S. Large-Cap Core
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the "Fund")
as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Large-Cap Core Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $153,304,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $143,309,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE U.S. Large-Cap Core Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE U.S. Large-Cap Core Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE U.S. Large-Cap Core Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE U.S. Large-Cap Core Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. Large-Cap Core Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With U.S. Large-Cap Core Fund  Principal Occupation(s)
Stephanie Beebe (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The Wharton School,
University of Pennsylvania (to 2020); summer intern,
T. Rowe Price (2018); Investment Banking Associate,
Bank of America Merrill Lynch (to 2018)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shawn T. Driscoll (1975)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. Large-Cap Core Fund

Name (Year of Birth)
Position Held With U.S. Large-Cap Core Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Ryan S. Hedrick, CFA (1980)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kate Hobbs (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Portfolio Manager, Millennium
Partners (to 2020); Senior Analyst, Citadel LLC,
Aptigon Capital (to 2018)
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kevin Mastalerz (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
John (Teddy) Oaks, CFA (1992)
Vice President
Employee, T. Rowe Price
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Jason B. Polun, CFA (1974)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John Corbin Qian (1989)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE U.S. Large-Cap Core Fund

Name (Year of Birth)
Position Held With U.S. Large-Cap Core Fund  Principal Occupation(s)
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Dhiren Shah, CFA (1991)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, summer analyst, Elliot
Management Corporation (to 2019)
Daniel Shear (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The University of
Chicago Booth School of Business (to 2020);
summer intern, T. Rowe Price (2019)
Vivian Si  (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Steven Strycula (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Sellside Equity Research-
Executive Director, UBS Investment Bank (to 2020)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282534 F190-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024